Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 26, 2012	Feb. 27, 2011	Feb. 28, 2010
Cash flows provided by operating activities:
Net (loss) income	$ (18,790)	$ (11,893)	$ 6,645
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Depreciation and amortization	7,363	9,147	12,580
Amortization of deferred financing costs and debt discount	10,501	8,466	2,596
Stock-based compensation	336	468	3,974
Non-cash portion of restructuring and other charges			(286)
Deferred tax income	(8,413)	(2,163)	(881)
Provision for doubtful accounts	121	163	1,092
Inventory provision	716	959	1,660
Loss on extinguishment of debt	1,222	3,751
Premium on ECF payment	(999)
Loss on change in fair value of embedded derivatives	8,873	297
Gain on sale of subsidiary		(3,655)	(818)
Loss on sale of asset	13	27	8
Loss on retirement of property and equipment	144	482	301
Loss on abandoned patents	424
Interest payable-in-kind	7,871	6,560	773
Changes in assets and liabilities
Accounts receivable	982	3,840	11,700
Inventory	(2,012)	(2,315)	(2,116)
Prepaid expenses and other current assets	(84)	1,211	152
Accounts payable	530	(721)	(5,125)
Accrued expenses	294	(81)	(9,868)
Interest payable	(1,017)	7,735	1,538
Income taxes payable	(142)	184	174
Deferred revenue	(650)	(5,901)	4,917
Other long-term assets and liabilities	1,134	3,188	963
Net cash provided by operating activities	8,417	19,749	29,979
Cash flows used in investing activities:
Acquisition of property and equipment	(3,665)	(6,238)	(5,773)
Proceeds from sale of subsidiary		3,555	1,000
Price adjustment for sale of subsidiary			(110)
Proceeds from the disposition of property and equipment	19
Other long-term assets	(100)	(86)	(67)
Net cash used in investing activities	(3,746)	(2,769)	(4,950)
Cash flows used in financing activities:
Proceeds from issuance of long-term debt, Series B preferred stock and Series B ordinary stock		207,281
Payments on long-term debt	(4,997)	(218,000)	(2,000)
Payment of debt and equity issuance fees	(308)	(13,515)	(566)
Payment on interest rate swap and collar			(2,701)
Proceeds from the exercise of stock options	2
Proceeds from revolving credit facility		8,000	24,000
Payments on revolving credit facility		(30,000)	(24,000)
Net cash used in financing activities	(5,303)	(46,234)	(5,267)
Effect of exchange rate changes on cash	42	586	1,981
Net (decrease) increase in cash and cash equivalents	(590)	(28,668)	21,743
Cash and cash equivalents at beginning of year	28,100	56,768	35,025
Cash and cash equivalents at end of year	27,510	28,100	56,768
Supplemental cash flow information:
Cash paid for interest	30,983	20,979	23,075
Cash paid for income taxes, net of refunds	1,884	1,479	1,610
Supplemental disclosure of noncash investing and financing activities Accretion of preferred stock Series A	8,088	7,489	6,934
Supplemental disclosure of noncash investing and financing activities Accretion of preferred stock Series B	$ 4,353	$ 43,400